Equity (Details) - Schedule of Monte Carlo Model	12 Months Ended
Dec. 31, 2023 $ / shares
Schedule Of Monte Carlo Model Abstract
Stock Price as of Measurement Date/BCA Date (in Dollars per share)	$ 10.32
Equity Volatility (Pre BCA)
Equity Volatility (Post BCA)	94.00%
Risk-Free Rate (5.00 Years)	4.28%